Basis of preparation and accounting	12 Months Ended
Dec. 31, 2023
Basis of preparation and accounting [Abstract]
Basis of preparation and accounting
Note 2. Basis of preparation and accounting
The Consolidated Financial Statements of the Group for the years ended December 31, 2023, 2022 and 2021 have been prepared on a going concern basis in accordance with IFRS Accounting Standards as issued by the International Accounting Standard Board (“IASB”).
The Consolidated Financial Statements consist of the Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Financial Position, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and have been prepared under a historical cost basis, except for certain financial instruments that have been measured at fair value.
The Group opted to present a single Consolidated Statement of Profit or Loss and Other Comprehensive Income, combining the presentation of profit or loss and comprehensive income in the same statement. Due to the activities of the Group, costs and expenses presented in the Consolidated Statement of Profit or Loss and Other Comprehensive Income were classified according to their function.
The Consolidated Statement of Financial Position has been prepared based on the nature of the Group’s operations, distinguishing: (a) current assets from non-current assets, where current assets are assets that should be realized, sold or used during the normal operating cycle, the assets are held primarily for the purpose of trading, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are liabilities that should be paid during the normal operating cycle, , the liability is held primarily for the purpose of trading, the liability is due to be settled within twelve months after the reporting period, or it does not have the unconditional.
The Consolidated Statement of Cash Flows has been prepared using the indirect method.
The Consolidated Financial Statements present comparative information in respect of the previous periods, 2022 and 2021 for Consolidated Statement of Profit or Loss and Other Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows and related notes. Foreign operations are included in accordance with the policies set out in Note 2.2. Functional and reporting currency.
The accounting policies set out in Note 3. Material information on accounting policies have been applied in preparing the Consolidated Financial Statements for the year ended December 31, 2023, and the comparative information presented for the years ended December 31, 2022 and 2021.
The Group has applied accounting judgments, estimates and significant accounting assumptions described in Note 5. Critical accounting judgements and key sources of estimation uncertainty in preparing the Consolidated Financial Statements.
Note 2.1. Going concern

Management identified the following events and conditions which cast significant doubt on the Group’s ability to continue as a going concern:

Financial debt

As of December 31, 2023, the Group was in breach of certain of the covenants included under the Club Deal Credit Agreement, Note Purchase Agreement (“NPA”) and BTG agreements. Refer to Note 21. Borrowings for further details regarding the breach of each covenant. Although none of the lenders declared an event of default under the applicable agreements, these breaches resulted in the lenders having the right to require immediate repayment of the applicable indebtedness and as a result, the Group has classified the respective indebtedness, amounting to $190.3 million in the aggregate, to short term debt in current liabilities.

In 2024, Club Deal, NPA and BTG included payment commitments, of which $19.3 million corresponding to Q1 2024 and Q2 2024 were duly settled. However, in Q3 2024, the Group experienced an adverse liquidity situation that resulted in a missed payment of $18.7 million. In response, the Group initiated a debt renegotiation process, under which its outstanding obligations were categorized as follows:

•Categories 1, 2, and 3 comprise the so-called financial debt, amounting to approximately USD 30 million. The restructuring of this debt was finalized in December 2024, with payment commitments as follows: monthly installments during 2026 (Category 1); a single payment in December 2025 (Category 2); and principal repayment during 2026 with monthly interest payments from January 2025 through December 2026 (Category 3). It is important to note that these debt instruments are not subject to any covenant requirements.

•Category 4 corresponds to the largest credit facilities, amounting to approximately USD 190 million, entered into with Club Deal; NPA; and BTG Pactual S.A and Banco BTG Pactual S.A. Negotiations related to these borrowings were concluded in April 2025 and resulted in revised interest rates, extended amortization schedules and new covenants, and enhanced collateral packages. Refer to Note 31. Borrowings for further details.

Private capital raise

On March 24, 2025, the Board of Directors of Procaps Group, S.A. approved (i) the issuance, through a private offering of ordinary shares ofUS$90,000,000; and (ii) the amendment to the Secured Convertible Note Subscription Agreement dated November 29, 2024, by and between the Company and Hoche Partners Pharma Holdings S.A., pursuant to which the Company issued the Secured Convertible Note to Hoche on November 29, 2024, in the principal amount of US$20,000,000 (the “First Note”), and the Secured Convertible Note to Hoche on December 27, 2024, in the principal amount of US$20,000,000.

Shareholders’ agreement

In November 2024, a Master Termination and Release Agreement was executed between the Minsky Family Group and Procaps, reflecting the parties’ mutual intention to terminate all obligations that any entity within the Procaps Group might owe, be required to pay, or otherwise perform in favor of any individual or entity of the Minsky Family Group and its Affiliates, arising from or related to any of the existing Agreements, with the exception of those defined as Excluded Agreements (collectively, the “Terminated Obligations”). Accordingly, each member of the Family Group, individually and on behalf of its respective affiliates, fully and irrevocably releases the Group from all of the Terminated Obligations; and waives and agrees not to bring, initiate or pursue, directly or indirectly, any claim, action or proceeding (whether judicial, administrative or extrajudicial) against any member of the Group arising from, related to or in connection with the Terminated Obligations.

As a result of the private capital raise and the related agreement, the ownership structure of the Entity was modified, resulting in a reduction of the former shareholders’ interest. In addition, following changes in Senior Management, the Company implemented a renewed corporate governance framework, aligned with international best practices and the standards applicable to a publicly listed entity, thereby strengthening its culture of ethics, transparency, and compliance.

Working capital

As of December 31, 2023, the Group had a net working capital deficit of $126,006 (2022: $106,985, 2021: $71,391), which consists of $268,389 of current borrowings, $1,792 of hedging derivative financial instruments, $93,063 of trade and other payables, $21,233 of amounts owed to related parties, $7,819 of current tax liabilities, net, $142 of provisions, $9,213 of other non-financial liabilities, offset by $275.645 of current assets.

Management’s assessment

Management assessed the Group’s cash flow projections, its ability to meet future levels of EBITDA and to meet its obligations and sustain its operations for the next twelve months from the issuance date. Based on the Group’s cash flow projections, Management believes that the Group will have sufficient funds to repay their obligations as they fall due and to meet its financial covenants. However, due to the uncertainty caused by current economic conditions, including inflation growth, increasing interest rates, global disruption to the supply chain, volatility in foreign exchange rates and industry price regulations, there is a material uncertainty regarding the Group’s ability to achieve the liquidity levels required to meet its financial covenants. The Group’s failure to comply with such financial covenants would result in an event of default, which could materially adverse affect the Group’s business, financial condition, liquidity and results of operations. In that event, the Group would seek additional waivers or alternative financing arrangements. As a result of these material uncertainties, Management concluded the above conditions and events raise significant doubt about the Group’s ability to continue as a going concern.
Management has implemented or is in the process of implementing the following plan to mitigate the effects of these events and conditions:

Revenue growth and cost saving

Management has identified specific opportunities for revenue growth. Revenue growth initiatives include the (i) diversification of the customer base for the Nextgel business line and (ii) the partial recovery of unfulfilled sales in 2024, estimated, primarily due to liquidity constraints, which have been addressed through a private capital raise executed in the first half of 2025.

In addition, the Group has identified several gross margin improvement measures. These include negotiations with current and new suppliers to reduce raw material costs, realization of efficiencies from previously implemented cost-saving initiatives, price adjustments, and optimization of the product mix with a focus on higher-margin offerings.

Additional measures

Management has identified additional measures which could be implemented to further reduce costs and increase total revenues in order to provide sufficient cash flow to meet obligations as they fall due including: 1) reduce discretionary spending on marketing and capital expenditures; 2) sell additional trademarks and sanitary records not aligned with current plan; and 3) the execution of a strategic divestment plan involving non-core assets,; 4) further reduce headcount.

Summary

Management has evaluated the Group’s capital position, its ability to continue in the normal course of business for the foreseeable future, specifically regarding its ability to meet its financial obligations for the next twelve months from the issuance date. While Management believes that their revenue growth and cost savings, will allow the group to be able to meet its financial obligations and finance its growth, there is no assurance that these plans can be successfully implemented to generate the liquidity required to meet the Group’s needs. Failure to successfully implement these plans may have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. As a result, Management concluded there is material uncertainty related to the events and conditions noted above that cast significant doubt on the entity’s ability to continue as a going concern. However, Management believes that the Group will be able to successfully implement these plans and, accordingly, have prepared the consolidated financial statements on a going concern basis. As a result, the consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets, the amounts or classification of liabilities, or any other adjustments that might be necessary should the Group be unable to continue as a going concern.
Note 2.2. Functional and reporting currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in USD, which is Procaps Group, S.A. functional and presentation currency.
Note 2.3. Basis of consolidation
The Group’s subsidiaries are fully consolidated from the date on which control is transferred to the Group. Consolidation ceases from the date on which control ends.
All financial results are consolidated with similar items on a line-by-line basis. If necessary, adjustments are made to the financial statements of the consolidated companies in order to adapt their accounting policies to those used by the Group.
All transactions, balances, revenues and related expenses between the consolidated companies are eliminated.
2.3.1. Reverse reorganization
The SPAC did not meet the definition of a business because it lacked substantive processes as defined by IFRS 3 - Bussines Combination. Thus, the Transaction was accounted for as an asset acquisition in exchange for a share based payment within the scope of IFRS 2 - Shared based payment.
The Transaction was treated as a common control transaction due to the fact both OpCo and Holdco are ultimately controlled by the same party or parties, that are all controlled by the Minski family, both before and after the Transaction, and that control is not transitory. Management concluded that it would be appropriate to account for it as a restructuring using book value accounting in Holdco’s Consolidated Financial Statements, on the basis that there has been no business combination between Opco and Holdco.
For purposes of calculating earnings per share, shareholders’ equity of the Group prior to the Transaction was retrospectively adjusted as a capital restructuring for the equivalent number of shares received and on a pro rata basis for prior reporting periods. Retained earnings and relevant reserves of the Group were carried forward after the Transaction. Any difference to shareholders’ equity of Group arising from the restructuring of share capital and equity instruments issued was recorded in equity under share premium.
Refer to Note 28.1. Reverse reorganization for further information related to the accounting and presentation of the Transaction.